Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates during the years ended December 31, 2019 and 2018 include the allowance for doubtful accounts, the useful life of property and equipment, assumptions used in assessing impairment of long-term assets and goodwill, and valuation of deferred tax assets.

Fair Value of Financial Instruments and Fair Value Measurements

The Company adopted the guidance of Accounting Standards Codification ("ASC") 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

●	Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

●	Level 3-Inputs are unobservable inputs which reflect the reporting entity's own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable, prepaid rent, loan to employee, loan receivable, security deposits – current, prepaid expenses and other current assets, deferred revenue, salary payable, accrued liabilities and other payables approximate their fair market value based on the short-term maturity of these instruments.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due to related parties due to their related party nature.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term highly liquid investments purchased with original maturities of three months or less. The Company maintains cash with various financial institutions in China. At December 31, 2019 and 2018, cash balances in China of $875,987 and $84,306, respectively, are uninsured. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts. Cash equivalents are $1,500,000 and $nil at December 31, 2019 and 2018, respectively.

Concentrations of Credit Risk

Currently, the Company's operations are mainly carried out in China. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in China, and by the general state of China's economy. The Company's operations in China are subject to specific considerations and significant risks not typically associated with companies in North America. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company's acquisitions of interests in its subsidiaries. Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstances change occurs that indicate the asset might be impaired. Under ASC 350-20-35, the Company has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The Company chooses to directly apply the quantitative impairment test, which consists of a two-step quantitative impairment test. The first step is comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired, and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the two-step quantitative goodwill impairment test to measure the amount of impairment loss by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The acquired entity as a whole is determined to be one reporting unit for goodwill impairment testing. The Company directly applied the quantitative assessment and performed the goodwill impairment test by quantitatively comparing the fair values of the reporting unit to its carrying amounts. The Company recognized $127,717 impairment loss on goodwill, which is recorded as a part of the "other expenses" in the consolidated statement of operations and comprehensive loss.

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset's estimated fair value and its book value. The Company did not record any impairment charge for the years ended December 31, 2019 and 2018.

Long-term Investments

The Company's long-term investments primarily consist of equity investment accounted for using the measurement alternative as of December 31, 2019. It also had an equity investment accounted for using the equity method prior to the business combination described in NOTE 9.

Equity Investment Using Measurement Alternative. The Company uses the measurement alternative for those investments over which the company does not have significant influence, and without readily determinable fair value and do not qualify for the net asset value practical expedient. The Company records these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

The Company periodically reviews its equity investment for impairment. At each reporting date, an entity that uses the measurement alternative to measure an equity investment without a readily determinable fair value is required to make a qualitative assessment of whether the investment is impaired. The Company regularly evaluates the impairment of these investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized equal to the excess of the investment cost over its fair value at the end of each reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Equity Method Investment. The Company uses the equity method of accounting for its investment in, and earning or loss of, company that it does not control but over which it does exert significant influence.

In the event the Company incurs losses in excess of the carrying amount of an equity investment and reduces the Company's investment balance to zero, the Company would not record additional losses unless (i) the Company guaranteed obligations of the investee, (ii) the Company is otherwise committed to provide further financial support for the investee, or (iii) it is anticipated that the investee's return to profitability is imminent. If the Company provided a commitment to fund losses, it would continue to record losses resulting in a negative equity method investment, which is presented as a liability.

The Company periodically reviews its equity investment for impairment. Under the equity method of accounting, an impairment loss would be recorded whenever the fair value of an equity investment is determined to be below its carrying amount and the reduction is considered to be other than temporary. In judging "other than temporary," the Company considers the length of time and extent to which the fair value of the investment has been less than the carrying amount of the equity investment, the near-term and long-term operating and financial prospects of the entity and the Company's longer-term intent of retaining its investment in the entity. The Company considers whether the fair value of its equity method investment has declined below its carrying value whenever adverse events or changes in circumstances indicate that recorded value may not be recoverable. If the Company considers any decline to be other than temporary (based on various factors, including historical financial results and the overall health of the investee), then a write-down would be recorded to estimated fair value.

See NOTE 8 for discussion of long-term investments.

Value Added Tax

Gujia is subject to a value added tax ("VAT") of 3% for performing professional services. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of professional services provided. The Company reports revenue net of PRC's value added tax for all the periods presented in the consolidated statements of operations.

Revenue Recognition

The Company has adopted Accounting Standards Codification Topic 606, "Revenue from Contracts with Customers" ("ASC 606") effective January 1, 2018. Under ASC 606, the Company recognizes revenue when a customer obtains control of promised goods, in an amount that reflects the consideration which the Company expects to receive in exchange for the goods. To determine revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps: (1) identify the contracts with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when or as the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer. The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers.

Market data services and investor relation management services revenue

The Company generate these revenues by providing services under written service contracts with its customers. Revenue related to its service offered is recognized over time as the services are performed when the performance obligation is satisfied.

Commissions

The Company generated revenue from commissions through customers' transactions in stocks by providing brokerage service for its customers. Commission revenue is recognized at a point in time on the trade date when the performance obligation is satisfied.

The following tables disaggregate the Company's revenue by revenue type:

	For the Year Ended December 31,
	2018	2019
	US$	US$

Market data services	$26,882	$75,044
Investor relations management services	-	86,788
Commissions	-	33,680
Other revenue	-	5,285
Total revenues	$26,882	$200,797

Deferred revenue represents income collected but not earned as of the reporting date. As of December 31, 2019, deferred revenue totaled $63,246. As of December 31, 2018 deferred revenue was $79,182, of which $69,899 was recognized as revenue in the year ended December 31, 2019.

Cost of Revenue

Cost of revenue consists primarily of internal labor cost and related benefits, and other overhead costs that are directly attributable to service provided.

Research and Development

Expenditures for research and product development costs are expensed as incurred.

For the years ended December 31, 2019 and 2018, research and development expenses were $737,329 and $828,367, respectively.

Selling and Marketing Costs

All costs related to selling and marketing are expensed as incurred. For the year ended December 31, 2019 and 2018, selling and marketing costs were $389,750 and $171,016, respectively.

Government Subsidy

The Company's PRC based subsidiary received government subsidies according to related policy from local government. Government subsidies are recognized when received and all the conditions specified in the grant have been met. For the year ended December 31, 2019, the Company recognized government subsidy of RMB5,000,000 (approximately $725,000) for completing its initial public offering on the NASDAQ Capital Market upon receipt.

Operating Leases

On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company elected to apply practical expedients permitted under the transition method that allow the Company to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Company used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Company determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Company considers only payments that are fixed and determinable at the time of lease commencement. See NOTE 15 for discussion of Operating Leases.

Segment Information

ASC 280 "Segment reporting" establishes standards for reporting information on operating segments in interim and annual financial statements. Operating segments are defined as the components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Our chief operating decision makers direct the allocation of resources to operating segments based on the profitability, cash flows, and growth opportunities of each respective segment.

The Company currently has two operating segments, Gujia and MM Global. See NOTE 17 for details.

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, "Income Taxes." Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company follows the accounting guidance for uncertainty in income taxes using the provisions of ASC 740 "Income Taxes". Using that guidance, tax positions initially need to be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. As of December 31, 2019 and 2018, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. Tax years that remain subject to examination are the years ended December 31, 2019, 2018 and 2017. The Company recognizes interest and penalties related to significant uncertain income tax positions in other expense. No such interest and penalties incurred for the years ended December 31, 2019 and 2018.

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the parent company, MMTEC, and MM Future, MM Fund, MM Capital, MM SPC, MM BD Trading, MM Global Capital and MM Global is the U.S. dollar and the functional currency of Gujia is the Chinese Renminbi ("RMB"). For the subsidiary whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. All of the Company's revenue and expense transactions are transacted in the functional currency of the operating subsidiaries. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The consolidated balance sheet amounts, with the exception of equity, at December 31, 2019 and 2018 were translated at RMB 6.9762 to $1.00 and at RMB 6.8632 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2019 and 2018 were RMB 6.8985 and RMB 6.6174 to $1.00, respectively.

Comprehensive Loss

Comprehensive loss is comprised of net loss and all changes to the statements of shareholders' equity, except those due to investments by shareholders, changes in paid-in capital and distributions to shareholders. For the Company, comprehensive loss for the years ended December 31, 2019 and 2018 consisted of net loss and unrealized loss from foreign currency translation adjustment.

Business Combinations

The Company accounts for its business combination using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded on the consolidated statements of operations and comprehensive loss.

In a business combination achieved in stages, the Company remeasures the previously held equity interests in the acquiree when obtaining control at its acquisition date fair value and the remeasurement gain or loss, if any, is recognized on the consolidated statements of operations and comprehensive loss.

See NOTE 9 for details on business combination.

Per Share Data

ASC Topic 260 "Earnings per Share," requires presentation of both basic and diluted earnings per share ("EPS") with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Basic net loss per common share are computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Common stock equivalents are not included in the calculation of diluted loss per common share if their effect would be anti-dilutive. The following table presents a reconciliation of basic and diluted net loss per common share:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Net loss for basic and diluted net loss per share of common stock	$(2,243,234)	$(2,349,002)
Weighted average common stock outstanding – basic and diluted	20,013,288	39,600,000
Net loss per common share - basic and diluted	(0.11)	(0.06)

The Company did not have any common stock equivalents and potentially dilutive common stock outstanding during the years ended December 31, 2019 and 2018.

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in NOTE 11.

Fiscal Year End

The Company has adopted a fiscal year end of December 31st.

Recent Accounting Pronouncements

January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit's goodwill with the carrying amount of that goodwill. A public entity that is a U.S. Securities and Exchange Commission ("SEC") filer should adopt the amendments in this update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company does not expect the adoption to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The Company does not expect the adoption to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016–02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right–of– use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU No. 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and non-lease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements.

The Company adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach allowed under ASU 2018-11, without adjusting the comparative periods presented. The Company elected the practical expedients under ASU 2016-02 which includes the use of hindsight in determining the lease term and the practical expedient package to not reassess whether any expired or existing contracts are or contain leases, to not reassess the classification of any expired or existing leases, and to not reassess initial direct costs for any existing leases. Upon adoption of Topic 842, the Company recognized both a right-of-use assets and corresponding lease liabilities on the consolidated balance sheet as described in NOTE 15. The adoption did not have a material impact on the Company's consolidated statements of operations or consolidated statements of cash flows upon adoption. The adoption of Topic 842 also did not result in a cumulative-effect adjustment to retained earnings.